UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Michael W. Stockton

The Growth Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img9c6092f41.jpg]

The Growth Fund of America®

Investment portfolio

November 30, 2018

unaudited

Common stocks 91.34% Information technology 18.28%	Shares	Value (000)
Microsoft Corp.	65,570,100	$7,271,068
Broadcom Inc.	15,408,688	3,658,177
Mastercard Inc., Class A	11,753,740	2,363,325
Taiwan Semiconductor Manufacturing Co., Ltd.1	222,446,000	1,626,149
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	328,680
Samsung Electronics Co., Ltd.1	41,594,000	1,561,594
Samsung Electronics Co., Ltd., nonvoting preferred1	1,590,000	48,116
ASML Holding NV1	4,914,162	835,579
ASML Holding NV (New York registered)	4,222,200	723,474
ServiceNow, Inc.2	7,949,456	1,472,796
Visa Inc., Class A	9,626,100	1,364,115
Intel Corp.	19,111,000	942,363
Arista Networks, Inc.2	3,655,431	871,747
Autodesk, Inc.2	5,915,000	854,717
FleetCor Technologies, Inc.2	4,104,700	793,849
Worldpay, Inc., Class A2	8,943,762	767,464
Workday, Inc., Class A2	4,151,000	680,764
Fiserv, Inc.2	8,168,000	646,334
Applied Materials, Inc.	17,213,000	641,701
QUALCOMM Inc.	9,465,000	551,431
Atlassian Corporation PLC, Class A2	6,358,928	546,486
Jack Henry & Associates, Inc.	3,145,000	439,356
Amphenol Corp., Class A	4,809,279	422,928
Square, Inc., Class A2	5,285,000	369,104
Hexagon AB, Class B1	6,718,102	335,795
Apple Inc.	1,747,400	312,051
Paycom Software, Inc.2	2,345,516	311,414
Accenture PLC, Class A	1,656,700	272,560
salesforce.com, inc.2	1,650,000	235,554
Xilinx, Inc.	2,540,000	234,899
Intuit Inc.	1,035,845	222,220
Texas Instruments Inc.	2,163,300	216,006
Analog Devices, Inc.	2,163,000	198,823
Symantec Corp.	8,900,000	196,779
TE Connectivity Ltd.	2,496,000	192,017
Qorvo, Inc.2	2,826,668	186,023
Skyworks Solutions, Inc.	2,535,161	184,484
Keyence Corp.1	324,000	175,822
VeriSign, Inc.2	1,028,628	160,528
Adobe Inc.2	603,900	151,512
NVIDIA Corp.	545,000	89,069
		33,456,873
Health care 15.80%
UnitedHealth Group Inc.	20,529,305	5,776,125
AbbVie Inc.	32,297,441	3,044,680
Thermo Fisher Scientific Inc.	9,163,000	2,286,627

The Growth Fund of America — Page 1 of 10

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Abbott Laboratories	27,581,531	$2,042,412
Illumina, Inc.2	5,450,713	1,839,616
Amgen Inc.	7,626,440	1,588,206
Humana Inc.	3,498,000	1,152,486
Vertex Pharmaceuticals Inc.2	6,175,157	1,116,407
Boston Scientific Corp.2	28,275,000	1,065,119
Regeneron Pharmaceuticals, Inc.2	2,908,500	1,063,493
Cigna Corp.	4,572,814	1,021,475
Teva Pharmaceutical Industries Ltd. (ADR)	42,067,533	906,135
BioMarin Pharmaceutical Inc.2	8,145,515	782,214
Gilead Sciences, Inc.	10,774,540	775,120
Stryker Corp.	4,382,927	769,028
Express Scripts Holding Co.2	6,329,414	642,246
Bluebird Bio, Inc.2,3	5,195,960	638,532
Hologic, Inc.2	10,935,000	485,623
Centene Corp.2	3,284,236	467,183
WellCare Health Plans, Inc.2	1,200,000	305,856
Ultragenyx Pharmaceutical Inc.2,3	4,322,964	232,013
Mettler-Toledo International Inc.2	300,000	190,998
Johnson & Johnson	1,219,296	179,115
ResMed Inc.	1,510,000	168,803
PerkinElmer, Inc.	1,935,000	168,461
DexCom, Inc.2	895,200	116,009
EssilorLuxottica1	273,983	34,802
Grifols, SA, Class B, nonvoting preferred, non-registered shares1	1,567,500	31,184
Acerta Pharma BV1,2,4,5	273,779,325	30,663
		28,920,631
Communication services 15.22%
Alphabet Inc., Class C2	4,623,262	5,059,837
Alphabet Inc., Class A2	3,037,670	3,370,750
Facebook, Inc., Class A2	51,685,520	7,267,501
Netflix, Inc.2	19,833,614	5,674,992
Charter Communications, Inc., Class A2	4,322,200	1,422,868
Activision Blizzard, Inc.	27,652,800	1,379,322
CBS Corp., Class B	16,464,000	892,019
Comcast Corp., Class A	22,501,900	877,799
Twenty-First Century Fox, Inc., Class A	10,064,400	497,886
Grupo Televisa, SAB, ordinary participation certificates (ADR)	29,146,000	397,843
Discovery, Inc., Class A2	10,010,115	307,511
T-Mobile US, Inc.2	3,677,600	251,732
Zayo Group Holdings, Inc.2	5,373,000	141,417
Nintendo Co., Ltd.1	367,700	112,212
Naspers Ltd., Class N1	536,000	107,678
Altice USA, Inc., Class A	3,035,763	53,703
ITV PLC1	20,813,476	38,612
		27,853,682
Consumer discretionary 12.25%
Amazon.com, Inc.2	4,966,281	8,393,859
Home Depot, Inc.	15,415,000	2,779,633
NIKE, Inc., Class B	28,495,390	2,140,574
Alibaba Group Holding Ltd. (ADR)2	7,805,100	1,255,528
Lowe’s Companies, Inc.	11,041,000	1,041,939
Tesla, Inc.2	2,835,000	993,611

The Growth Fund of America — Page 2 of 10

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Marriott International, Inc., Class A	7,168,290	$824,568
Booking Holdings Inc.2	387,700	733,482
Ulta Beauty, Inc.2	2,165,000	644,715
General Motors Co.	14,625,000	555,019
Sony Corp.1	9,400,000	497,608
ServiceMaster Global Holdings, Inc.2,3	7,572,514	335,235
Norwegian Cruise Line Holdings Ltd.2	6,114,322	313,787
McDonald’s Corp.	1,651,000	311,230
Mattel, Inc.2,3	21,000,000	291,900
MGM Resorts International	8,395,000	226,329
LKQ Corp.2	7,241,000	201,589
Aramark	5,115,000	194,677
Hermès International1	326,000	177,114
Domino’s Pizza, Inc.	427,000	118,416
D.R. Horton, Inc.	2,750,000	102,355
Lennar Corp., Class A	2,149,000	91,827
Caesars Entertainment Corp.2	9,902,085	84,366
Paddy Power Betfair PLC1	710,000	63,839
Toll Brothers, Inc.	1,580,000	52,093
		22,425,293
Financials 7.14%
Berkshire Hathaway Inc., Class A2	6,944	2,263,744
Berkshire Hathaway Inc., Class B2	6,379,508	1,392,264
JPMorgan Chase & Co.	11,120,567	1,236,496
CME Group Inc., Class A	5,956,300	1,132,174
American International Group, Inc.	17,378,160	751,606
AIA Group Ltd.1	82,141,000	673,737
Capital One Financial Corp.	6,830,000	612,514
HDFC Bank Ltd.1	11,610,408	354,254
HDFC Bank Ltd. (ADR)	1,612,000	163,489
Intercontinental Exchange, Inc.	6,063,202	495,485
PNC Financial Services Group, Inc.	3,630,000	492,881
First Republic Bank	4,743,630	470,331
Wells Fargo & Co.	7,690,000	417,413
Chubb Ltd.	2,800,000	374,472
Goldman Sachs Group, Inc.	1,879,300	358,364
BlackRock, Inc.	820,000	350,968
Legal & General Group PLC1	111,984,892	349,669
Onex Corp.	3,941,205	244,425
Arch Capital Group Ltd.2	6,182,364	176,939
Charles Schwab Corp.	3,192,000	143,002
MarketAxess Holdings Inc.	580,000	126,283
SVB Financial Group2	479,376	122,150
Federal Home Loan Mortgage Corp.2	78,267,448	91,573
Bank of Ireland Group PLC1	14,006,667	89,572
Royal Bank of Canada	1,023,000	75,009
Fannie Mae2	43,997,971	51,918
Morgan Stanley	1,060,000	47,053
Fifth Third Bancorp	559,300	15,621
		13,073,406

The Growth Fund of America — Page 3 of 10

unaudited

Common stocks Energy 6.16%	Shares	Value (000)
EOG Resources, Inc.3	31,869,908	$3,292,480
Concho Resources Inc.2,3	19,023,589	2,479,535
Diamondback Energy, Inc.3	8,285,955	914,604
Pioneer Natural Resources Co.	4,548,814	672,087
ConocoPhillips	9,960,400	659,179
Noble Energy, Inc.	20,179,716	479,066
Halliburton Co.	14,074,000	442,346
Chevron Corp.	2,700,000	321,138
Suncor Energy Inc.	9,337,595	301,074
Enbridge Inc. (CAD denominated)	5,815,268	191,092
Enbridge Inc. (CAD denominated)6	2,564,213	84,261
Reliance Industries Ltd.1	16,015,854	268,483
Royal Dutch Shell PLC, Class B1	3,643,850	111,447
Royal Dutch Shell PLC, Class B (ADR)	928,800	57,614
Royal Dutch Shell PLC, Class A (GBP denominated)1	1,595,444	48,371
Royal Dutch Shell PLC, Class A (ADR)	147,930	8,935
Canadian Natural Resources, Ltd. (CAD denominated)	5,798,500	145,721
Canadian Natural Resources, Ltd.	1,900,000	47,785
Murphy Oil Corp.	4,474,500	142,736
Centennial Resource Development, Inc., Class A2,6	7,763,967	120,497
Centennial Resource Development, Inc., Class A2	642,134	9,966
Schlumberger Ltd.	2,667,484	120,303
Cabot Oil & Gas Corp.	4,530,000	113,975
Cimarex Energy Co.	1,220,000	100,016
TOTAL SA1	1,060,155	59,017
CNX Resources Corp.2	2,102,736	29,102
Weatherford International PLC2	38,856,385	22,226
CONSOL Energy Inc.2	480,111	16,497
Seven Generations Energy Ltd., Class A2	1,320,000	10,064
Chesapeake Energy Corp.2	140,000	409
		11,270,026
Industrials 5.63%
Airbus SE, non-registered shares1	11,459,757	1,233,840
TransDigm Group Inc.2,3	3,067,900	1,109,567
CSX Corp.	14,770,000	1,072,745
Safran SA1	4,908,146	615,804
General Dynamics Corp.	3,288,000	607,918
Northrop Grumman Corp.	1,800,400	467,888
Old Dominion Freight Line, Inc.	3,214,326	439,495
Union Pacific Corp.	2,476,000	380,759
J.B. Hunt Transport Services, Inc.	3,440,125	365,892
Delta Air Lines, Inc.	5,930,000	360,010
Rolls-Royce Holdings PLC1,2	32,931,669	358,066
MTU Aero Engines AG1	1,438,415	299,244
United Continental Holdings, Inc.2	3,002,944	290,385
Boeing Co.	832,000	288,504
Ryanair Holdings PLC (ADR)2	3,371,333	277,562
Caterpillar Inc.	1,967,000	266,863
Lockheed Martin Corp.	872,000	261,975
Textron Inc.	3,925,000	220,350
International Consolidated Airlines Group, SA (CDI)1	25,500,000	203,961
Nidec Corp.1	1,500,000	199,797
IDEX Corp.	1,400,000	192,360
Parker-Hannifin Corp.	1,036,851	178,380

The Growth Fund of America — Page 4 of 10

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Norfolk Southern Corp.	972,000	$165,959
Fortive Corp.	2,054,000	156,248
ASGN Inc.2	2,101,000	145,494
Johnson Controls International PLC	3,151,500	109,609
BWX Technologies, Inc.	678,100	30,664
		10,299,339
Consumer staples 3.03%
Philip Morris International Inc.	21,375,596	1,849,630
Costco Wholesale Corp.	5,741,817	1,327,968
Constellation Brands, Inc., Class A	3,142,000	615,078
Pernod Ricard SA1	2,034,000	325,351
Kerry Group PLC, Class A1	2,765,824	285,905
British American Tobacco PLC1	6,914,825	241,216
British American Tobacco PLC (ADR)	248,299	8,658
Herbalife Nutrition Ltd.2	4,318,498	247,234
Glanbia PLC1	12,283,796	220,486
Altria Group, Inc.	2,621,600	143,742
Coca-Cola European Partners PLC	2,266,000	109,992
Coca-Cola Co.	2,085,000	105,084
Monster Beverage Corp.2	1,065,000	63,559
		5,543,903
Materials 2.08%
DowDuPont Inc.	16,730,075	967,835
Sherwin-Williams Co.	1,210,000	513,125
Alcoa Corp.2,3	15,950,000	507,369
Linde PLC	2,279,000	362,475
First Quantum Minerals Ltd.3	37,626,524	345,496
Celanese Corp.	2,674,000	269,887
Vale SA, ordinary nominative	10,392,975	141,905
Vale SA, ordinary nominative (ADR)	8,295,612	113,650
Freeport-McMoRan Inc.	17,615,100	210,324
Teck Resources Ltd., Class B	5,599,000	113,400
Glencore PLC1	28,380,000	105,071
CF Industries Holdings, Inc.	1,945,000	82,060
PPG Industries, Inc.	300,000	32,799
Franco-Nevada Corp.	451,229	31,245
Royal Gold, Inc.	267,000	19,531
		3,816,172
Real estate 0.92%
American Tower Corp. REIT	4,783,117	786,775
Equinix, Inc. REIT	1,650,000	635,712
Iron Mountain Inc. REIT	5,000,000	169,850
Redfin Corp.2,3	5,765,790	97,788
		1,690,125
Miscellaneous 4.83%
Other common stocks in initial period of acquisition		8,832,841
Total common stocks (cost: $99,401,856,000)		167,182,291

The Growth Fund of America — Page 5 of 10

unaudited

Preferred securities 0.35% Financials 0.35%	Shares	Value (000)
Fannie Mae, Series S, 8.25% noncumulative2	29,972,995	$198,122
Fannie Mae, Series T, 8.25% noncumulative2	16,806,326	109,241
Fannie Mae, Series O, 7.00% noncumulative2	6,592,272	65,593
Fannie Mae, Series R, 7.625% noncumulative2	3,695,715	19,587
Fannie Mae, Series P, 4.50% noncumulative2	755,000	3,473
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative2	35,915,685	231,656
Federal Home Loan Mortgage Corp., Series V, 5.57%2	2,031,012	9,444
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative2	239,000	1,124
		638,240
Miscellaneous 0.00%
Other preferred securities in initial period of acquisition		1,930
Total preferred securities (cost: $688,329,000)		640,170
Rights & warrants 0.01% Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		14,700
Total rights & warrants (cost: $30,139,000)		14,700
Convertible stocks 0.06% Consumer discretionary 0.06%
Uber Technologies, Inc., Series F, noncumulative convertible preferred1,4,5	2,884,815	115,392
Total convertible stocks (cost: $114,350,000)		115,392
Short-term securities 8.50%	Principal amount (000)
Apple Inc. 2.44%–2.45% due 2/5/2019–2/11/20196	$45,000	44,790
Chariot Funding, LLC 2.35%–2.68% due 12/27/2018–3/4/20196	146,300	145,554
CHARTA, LLC 2.51% due 1/23/20196	65,000	64,755
Chevron Corp. 2.25%–2.31% due 12/14/2018–1/11/20196	165,000	164,737
Ciesco LLC 2.44% due 1/16/20196	25,000	24,919
Coca-Cola Co. 2.27%–2.37% due 1/3/2019–1/25/20196	95,000	94,693
Eli Lilly and Co. 2.25% due 12/7/20186	50,000	49,978
Emerson Electric Co. 2.19% due 12/3/20186	30,000	29,994
ExxonMobil Corp. 2.24% due 12/12/2018	80,000	79,940
Fannie Mae 2.18%–2.24% due 12/17/2018–1/14/2019	185,000	184,706
Federal Farm Credit Banks 2.30% due 1/24/2019	56,100	55,913
Federal Home Loan Bank 1.96%–2.43% due 12/3/2018–4/16/2019	6,798,076	6,767,064
Freddie Mac 2.09%–2.34% due 1/18/2019–2/13/2019	227,500	226,783
General Dynamics Corp. 2.29% due 12/10/20186	45,000	44,972
Hershey Co. 2.28% due 12/4/20186	35,000	34,991
Intel Corp. 2.33% due 1/15/20196	50,000	49,850
Jupiter Securitization Co., LLC 2.67% due 3/1/20196	30,000	29,793
Merck & Co. Inc. 2.22%–2.33% due 12/7/2018–1/14/20196	90,000	89,838
National Rural Utilities Cooperative Finance Corp. 2.28% due 12/19/2018	60,000	59,927
Paccar Financial Corp. 2.29% due 12/17/2018	16,000	15,983
Pfizer Inc. 2.30%–2.37% due 1/17/2019–2/11/20196	125,000	124,521
Procter & Gamble Co. 2.30%–2.51% due 1/15/2019–2/25/20196	139,800	139,259
Tennessee Valley Authority 2.19% due 12/11/2018	25,000	24,982
U.S. Treasury Bills 2.02%–2.43% due 12/6/2018–5/23/2019	6,806,000	6,769,138

The Growth Fund of America — Page 6 of 10

unaudited

Short-term securities	Principal amount (000)	Value (000)
United Parcel Service Inc. 2.30% due 1/16/20196	$50,000	$49,853
Wal-Mart Stores, Inc. 2.31%–2.32% due 12/3/2018–12/10/20186	179,000	178,953
Total short-term securities (cost: $15,545,108,000)		15,545,886
Total investment securities 100.26% (cost: $115,779,782,000)		183,498,439
Other assets less liabilities (0.26)%		(475,530)
Net assets 100.00%		$183,022,909

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended November 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 11/30/2018 (000)
Common stocks 5.60%
Information technology 0.00%
CommScope Holding Co., Inc.2,7	12,327,945	—	12,327,945	—	$(204,220)	$75,290	$—	$—
Paycom Software, Inc.2,7	3,135,516	—	790,000	2,345,516	49,552	(129,674)	—	—
								—
Health care 0.48%
Bluebird Bio, Inc.2	5,144,860	51,100	—	5,195,960	—	(234,399)	—	638,532
Ultragenyx Pharmaceutical Inc.2	4,322,964	—	—	4,322,964	—	(134,271)	—	232,013
Illumina, Inc.2,7	7,357,441	—	1,906,728	5,450,713	320,595	(491,325)	—	—
								870,545
Communication services 0.00%
Netflix, Inc.2,7	22,453,371	1,025,100	3,644,857	19,833,614	207,839	(1,927,624)	—	—
Consumer discretionary 0.34%
ServiceMaster Global Holdings, Inc.2	5,438,000	2,734,514	600,000	7,572,514	(1,572)	(16,645)	—	335,235
Mattel, Inc.2,8	13,281,088	7,718,912	—	21,000,000	—	(19,210)	—	291,900
Sturm, Ruger & Co., Inc.7	932,460	—	932,460	—	5,961	(15,109)	193	—
								627,135
Energy 3.65%
EOG Resources, Inc.	26,445,908	5,424,000	—	31,869,908	—	(442,237)	6,255	3,292,480
Concho Resources Inc.2	16,205,850	2,817,739	—	19,023,589	—	(153,654)	—	2,479,535
Diamondback Energy, Inc.	7,831,000	1,033,955	579,000	8,285,955	(12,669)	(73,563)	948	914,604
Cimarex Energy Co.7	5,470,000	250,000	4,500,000	1,220,000	(64,837)	48,627	220	—
								6,686,619
Industrials 0.61%
TransDigm Group Inc.2	2,661,000	406,900	—	3,067,900	—	39,394	—	1,109,567
Materials 0.47%
Alcoa Corp.2	15,950,000	—	—	15,950,000	—	(205,117)	—	507,369
First Quantum Minerals Ltd.	37,626,524	—	—	37,626,524	—	(126,493)	—	345,496
								852,865

The Growth Fund of America — Page 7 of 10

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 11/30/2018 (000)
Real estate 0.05%
Redfin Corp.2	5,765,790	—	—	5,765,790	$—	$(16,433)	$—	$97,788
Total 5.60%					$300,649	$(3,822,443)	$7,616	$10,244,519

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $12,945,474,000, which represented 7.07% of the net assets of the fund. This amount includes $12,797,489,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Value determined using significant unobservable inputs.
5	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
6	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,566,208,000, which represented .86% of the net assets of the fund.
7	Unaffiliated issuer at 11/30/2018.
8	This security was an unaffiliated issuer in its initial period of acquisition at 8/31/2018; it was not publicly disclosed.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, noncumulative convertible preferred	5/22/2015	$114,350	$115,392.06%
Acerta Pharma BV	5/7/2015	15,750	30,663.02
Total private placement securities		$ 130,100	$146,055.08%

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The Growth Fund of America — Page 8 of 10

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2018 (dollars in thousands):

The Growth Fund of America — Page 9 of 10

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$28,873,818	$4,583,055	$—	$33,456,873
Health care	28,823,982	65,986	30,663	28,920,631
Communication services	27,595,180	258,502	—	27,853,682
Consumer discretionary	21,686,732	738,561	—	22,425,293
Financials	11,606,174	1,467,232	—	13,073,406
Energy	10,782,708	487,318	—	11,270,026
Industrials	7,388,627	2,910,712	—	10,299,339
Consumer staples	4,470,945	1,072,958	—	5,543,903
Materials	3,711,101	105,071	—	3,816,172
Real estate	1,690,125	—	—	1,690,125
Miscellaneous	7,724,747	1,108,094	—	8,832,841
Preferred securities	638,240	1,930	—	640,170
Rights & warrants	14,700	—	—	14,700
Convertible stocks	—	—	115,392	115,392
Short-term securities	—	15,545,886	—	15,545,886
Total	$155,007,079	$28,345,305	$146,055	$183,498,439

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-005-0119O-S66099	The Growth Fund of America — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 28, 2019

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: January 28, 2019